Debt Due to Related Parties (Details Narrative) - USD ($)					12 Months Ended
	Oct. 19, 2023	Jul. 12, 2023	Mar. 24, 2022	Aug. 13, 2020	Mar. 31, 2024	Mar. 31, 2023	Oct. 19, 2026	Oct. 19, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Unamortized debt discount						$ 5,600,000
Payment of deferred financing costs for debt					$ 1,585,000
Deferred financing costs					$ 1,600,000
E P00117 Custody Trust [Member]
Debt Instrument [Line Items]
Percentage of assets held in trust					41.50%				39.00%
Forecast [Member] | E P00117 Custody Trust [Member]
Debt Instrument [Line Items]
Ownership interest								97.50%
HCLP Nominees LLC [Member]
Debt Instrument [Line Items]
Additional debt or borrowings				$ 10,000,000.0
Beneficient Holdings Inc [Member]
Debt Instrument [Line Items]
Percentage of preferred units				5.00%
Grant tax liability				$ 30,000,000.0
Put liability					$ 0	0			$ 0
First and Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Installment payments		$ 5,000,000.0
Interest rate		9.50%
Amendment fee		$ 100,000
Unamortized premium					500,000	2,600,000			500,000
Payment of deferred financing costs for debt					0	$ 0
First and Second Lien Credit Agreement [Member] | HCLP Nominees LLC [Member] | Beneficent Capital Company [Member]
Debt Instrument [Line Items]
Maximum interest rate				9.50%
Installment payments			$ 5,000,000.0
Fee percentage			6.50%
First and Second Lien Credit Agreement [Member] | L I B O R [Member] | HCLP Nominees LLC [Member] | Beneficent Capital Company [Member]
Debt Instrument [Line Items]
Basis spread				8.00%
HHBDH [Member]
Debt Instrument [Line Items]
Unamortized debt discount					$ 1,500,000				$ 1,400,000
HHBDH [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt term	3 years
Term loan	$ 25,000,000.0
HHBDH [Member] | Term Loan [Member] | Non Refundable Fee Of Aggregate Commitments [Member]
Debt Instrument [Line Items]
Fee percentage	1.00%
HHBDH [Member] | Term Loan [Member] | Interest Payment Rate First Period [Member]
Debt Instrument [Line Items]
Fee percentage	3.00%
HHBDH [Member] | Term Loan [Member] | Interest Payment Rate Second Period [Member]
Debt Instrument [Line Items]
Fee percentage	2.00%
HHBDH [Member] | Term Loan [Member] | Make Whole Payment Interest Rate [Member]
Debt Instrument [Line Items]
Fee percentage	3.00%
HHBDH [Member] | Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt service coverage ratio					1.25				1.25
HHBDH [Member] | Term Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt service coverage ratio					1.00				1.00
HHBDH [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Term Loan [Member] | Forecast [Member]
Debt Instrument [Line Items]
Interest rate							5.50%	6.50%